Income Tax and Taxes Payable - Schedule of Components of Deferred Tax Assets (Liabilities) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Deferred Tax Assets (Liabilities) [Abstract]
Allowance for credit losses	$ 48,801	$ 142,550	$ 129,529
Net operating loss carrying forwards	560,764	973,586	658,052
Operating lease liabilities, net of right of use assets	152	1,667	(28,458)
Advertising expense
Total deferred tax assets, net	609,717	1,117,803	759,123
Less: valuation allowance	(609,717)	(1,117,803)	(753,149)
Total deferred tax assets, net			$ 5,974